SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES

The accounting policies and calculation methods applied in the preparation of the condensed consolidated interim financial statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2020 and for the year then ended.

Net Loss Per Share

VBL complies with accounting and disclosure requirements of FASB ASC Topic 260, Earnings Per Share. Net loss per share of common stock is computed by dividing the net loss by the weighted average number of ordinary shares outstanding during the period. VBL applies the two-class method in calculating loss per share.

Accretion associated with the ordinary shares subject to possible redemption is excluded from loss per ordinary share.

Potentially dilutive securities have been excluded from VBL’s computation of net loss per share as such securities would have been anti-dilutive. There were 17,202,734 ordinary shares underlying outstanding options and warrants at September 30, 2021, and 22,021,422 ordinary shares underlying outstanding options and warrants at September 30, 2020.